Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended		3 Months Ended				4 Months Ended		5 Months Ended		6 Months Ended					7 Months Ended	8 Months Ended	9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended			13 Months Ended	14 Months Ended	15 Months Ended			16 Months Ended	17 Months Ended	18 Months Ended			19 Months Ended	20 Months Ended	21 Months Ended			22 Months Ended	23 Months Ended	24 Months Ended			25 Months Ended	26 Months Ended	27 Months Ended			28 Months Ended	29 Months Ended	30 Months Ended			31 Months Ended	32 Months Ended	33 Months Ended				34 Months Ended	35 Months Ended	36 Months Ended				37 Months Ended	38 Months Ended	39 Months Ended			40 Months Ended	41 Months Ended	42 Months Ended			43 Months Ended	44 Months Ended	45 Months Ended			46 Months Ended	47 Months Ended	48 Months Ended			49 Months Ended	50 Months Ended	51 Months Ended			52 Months Ended	53 Months Ended	54 Months Ended			55 Months Ended	56 Months Ended	57 Months Ended			58 Months Ended	59 Months Ended	60 Months Ended			61 Months Ended	62 Months Ended	63 Months Ended			64 Months Ended	65 Months Ended	66 Months Ended			67 Months Ended	68 Months Ended	69 Months Ended			70 Months Ended	71 Months Ended	72 Months Ended			73 Months Ended	74 Months Ended	75 Months Ended			76 Months Ended	77 Months Ended	78 Months Ended				80 Months Ended	81 Months Ended			84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended		120 Months Ended
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Guinness Atkinson Alternative Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Alternative Energy Fund
Accumulated Value				$ 10,000								$ 10,417									$ 9,508					$ 9,962					$ 10,378					$ 11,212					$ 11,473					$ 11,549					$ 11,093					$ 10,826					$ 9,695						$ 11,026						$ 11,559					$ 11,217					$ 12,623					$ 10,000					$ 13,422					$ 16,920					$ 23,536					$ 23,839					$ 24,905					$ 24,905					$ 25,513					$ 23,117					$ 19,885					$ 19,961						$ 22,280			$ 24,334			$ 24,106		$ 20,114		$ 21,749		$ 21,636		$ 20,952		$ 22,892		$ 19,175		$ 18,222		$ 21,500		$ 23,787		$ 24,284		$ 24,131	$ 27,918
Guinness Atkinson Asia Focus Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Asia Focus Fund
Accumulated Value				10,000								11,261									10,434					12,016					12,811					13,780					15,349					15,458					14,609					14,140					12,211						14,259						14,149					14,172					15,779					12,470					14,645					16,512					19,871					20,564					20,455					18,140					18,615					16,028					14,949					11,932						13,397			14,276			14,125		13,718		14,193		13,935		14,241		15,504		14,813		15,056		16,950		19,397		19,207		19,207	21,806
Guinness Atkinson China & Hong Kong Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson China & Hong Kong Fund
Accumulated Value				10,000								11,380									10,781					12,419					13,339					14,492					16,048					16,242					15,583					14,508					12,806						14,951						14,660					14,070					16,645					13,527					15,079					16,439					19,065					20,153					19,903					17,330					17,787					15,091					15,818					11,897						13,579			13,963			12,790		11,886		11,607		11,021		10,660		12,860		11,614		12,818		12,973		15,096		14,977		14,562	13,337
Guinness Atkinson Global Energy Fund
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Global Energy Fund
Accumulated Value				10,000								10,131									11,047					10,203					9,368					10,327					10,931					10,492					12,163					12,249					8,862						10,201						9,962					9,375					9,783					4,991					5,769					4,916					6,435					7,911					8,717					9,063					9,396					11,435					10,848					10,445						12,621			12,149			12,069		13,629		12,949		14,268		14,268		13,421		12,727		13,895		13,403		14,524		14,878		20,510	17,944
Guinness Atkinson Global Innovators Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Global Innovators Fund - Investor Class
Accumulated Value				10,000								10,976									11,214					12,255					13,076					14,221					15,110					15,272					15,148					15,098					12,572					$ 14,824						$ 15,239						15,516					17,223					14,436					18,386					20,424					23,454					24,435					26,834					26,239					28,503					25,131					20,173					18,418						20,044				$ 23,189		25,294		24,543		27,928		31,321		33,053		33,882		33,384		32,209		36,828		38,824		40,144		37,679	43,030
Guinness Atkinson Global Innovators Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Global Innovators Fund - Institutional Class
Accumulated Value				10,000								10,985									11,231					12,278					13,108					14,267					15,168					15,340					15,221					15,180					12,651					14,926						15,353						15,642					17,378					14,569					18,573					20,639					23,714					24,721					27,164					26,580					28,898					25,491					20,479					18,704						20,368				23,580		25,738		24,992		28,455		31,935		33,724		34,587		34,100		32,927		37,668		39,732		41,103		38,608	44,113
Guinness Atkinson Asia Pacific Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Asia Pacific Dividend Builder ETF
Accumulated Value			$ 10,000								$ 9,366									$ 10,467					$ 11,188					$ 11,873					$ 12,803					$ 12,797					$ 11,939					$ 12,290					$ 10,701					$ 12,138					$ 12,093						$ 11,881						$ 12,876					$ 10,158					$ 11,710					$ 12,651					$ 14,666					$ 15,965					$ 16,374					$ 15,167					$ 16,318					$ 15,512					$ 14,186					$ 12,093					$ 13,558						$ 14,091			$ 14,019			$ 14,029		$ 15,106		$ 15,203		$ 15,990		$ 17,994		$ 17,222		$ 17,255		$ 19,957		$ 20,643		$ 21,083		$ 20,231		$ 21,908
Guinness Atkinson Dividend Builder ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Dividend Builder ETF
Accumulated Value				10,000								10,433									10,190					10,796					11,446					11,697					12,364					12,487					12,336					12,979					11,851					13,260						13,627						13,840					15,016					12,231					14,106					15,054					16,859					17,533					19,037					18,849					20,839					20,081					18,101					16,683						18,884			19,983			20,930		20,093		21,901		23,200		23,743		25,920		24,826		25,479		27,016		27,429		27,698		27,224	29,666
Guinness Atkinson Real Assets Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Guinness Atkinson Real Assets Income ETF
Accumulated Value	$ 10,000				$ 10,466		$ 11,240		$ 10,547				$ 11,177		$ 11,029			$ 11,018
Guinness Atkinson Smart Transportation & Technology ETF
Account Value [Line Items]
Line Graph and Table Measure Name																	Smart Transportation & Technology ETF
Accumulated Value		$ 10,000				$ 9,898		$ 10,543		$ 10,275				$ 9,823		$ 7,986			$ 9,438			$ 10,068	$ 10,818	$ 11,725			$ 13,064	$ 12,838	$ 12,914			$ 15,226	$ 16,772	$ 17,203			$ 17,804	$ 17,961	$ 18,269			$ 18,479	$ 18,636	$ 18,800			$ 19,249	$ 18,343	$ 19,603			$ 19,344	$ 19,643	$ 18,088			$ 17,359	$ 17,271	$ 15,643			$ 16,098	$ 14,325	$ 15,958				$ 14,960	$ 13,085	$ 13,979				$ 15,813	$ 14,383	$ 16,456			$ 16,316	$ 17,018	$ 16,218			$ 16,849	$ 18,380	$ 19,015			$ 17,923	$ 16,921	$ 15,038			$ 16,835	$ 18,220	$ 17,042			$ 18,373	$ 19,058	$ 18,532			$ 19,477	$ 19,290	$ 19,064			$ 18,994	$ 19,024	$ 18,423			$ 18,768	$ 18,653	$ 19,106			$ 18,759	$ 17,391	$ 17,621			$ 19,464	$ 20,634	$ 21,174			$ 21,892	$ 22,715	$ 23,789			$ 23,390	$ 23,794	$ 25,341			$ 26,839	$ 24,257	$ 30,534	$ 28,992			$ 28,800
Guinness Atkinson Alternative Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value				10,000								10,487									10,681					11,362					11,820					12,392					13,074					12,906					13,130					13,784					11,935						13,424						13,961					14,036					15,237					12,029					14,358					15,497					17,660					18,529					19,964					19,963					21,513					20,405					17,102					16,044						17,610			18,972			20,267		19,566		21,799		23,735		24,360		25,910		25,870		25,406		28,320		30,379		31,327		30,207	34,363
Guinness Atkinson Asia Focus Fund | MSCI AC Asia Pacific ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI AC Asia Pacific ex Japan Index (Net Return)
Accumulated Value				10,000								11,007									10,480					11,835					12,586					13,358					14,439					14,363					13,865					13,693					12,497						13,948						14,066					13,536					14,976					11,886					14,087					15,443					18,431					18,934					19,712					18,088					17,973					16,969					15,194					13,295						14,919			15,553			15,413		14,924		16,106		16,467		17,515		19,404		17,855		18,077		20,431		22,474		23,293		23,170	28,915
Guinness Atkinson China & Hong Kong Fund | MSCI China Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI China Index (Net Return)
Accumulated Value				10,000								11,392									10,586					11,955					13,219					15,156					16,310					16,607					16,025					14,822					13,232						15,572						14,947					14,240					16,335					14,667					16,909					19,022					21,153					21,063					21,541					17,627					16,559					14,209					14,694					11,388						12,928			13,536			12,222		11,985		11,480		11,228		12,024		14,848		13,709		15,769		16,086		19,416		17,983		16,376	15,291
Guinness Atkinson Global Energy Fund | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value				10,000								10,487									10,681					11,362					11,820					12,392					13,074					12,906					13,130					13,784					11,935						13,424						13,961					14,036					15,237					12,029					14,358					15,497					17,660					18,529					19,964					19,963					21,513					20,405					17,102					16,044						17,610			18,972			20,267		19,566		21,799		23,735		24,360		25,910		25,870		25,406		28,320		30,379		31,327		30,207	34,363
Guinness Atkinson Global Innovators Fund - Investor Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value				10,000								10,487									10,681					11,362					11,820					12,392					13,074					12,906					13,130					13,784					11,935					13,424						13,961						14,036					15,237					12,029					14,358					15,497					17,660					18,529					19,964					19,963					21,513					20,405					17,102					16,044						17,610				18,972		20,267		19,566		21,799		23,735		24,360		25,910		25,870		25,406		28,320		30,379		31,327		30,207	34,363
Guinness Atkinson Global Innovators Fund - Institutional Class | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value				10,000								10,487									10,681					11,362					11,820					12,392					13,074					12,906					13,130					13,784					11,935					13,424						13,961						14,036					15,237					12,029					14,358					15,497					17,660					18,529					19,964					19,963					21,513					20,405					17,102					16,044						17,610				$ 18,972		20,267		19,566		21,799		23,735		24,360		25,910		25,870		25,406		28,320		30,379		31,327		30,207	34,363
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Asia Pacific ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI AC Asia Pacific ex Japan Index (Net Return)
Accumulated Value			10,000								9,522									10,753					11,435					12,136					13,118					13,050					12,597					12,441					11,355					12,672					12,780						12,299						13,606					10,799					12,799					14,030					16,746					17,203					17,909					16,434					16,330					15,417					13,804					12,079					13,555						14,131			14,004			13,559		14,633		14,961		15,913		17,629		16,222		16,424		18,563		20,419		21,163		21,052		26,270
Guinness Atkinson Dividend Builder ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value				10,000								10,487									10,681					11,362					11,820					12,392					13,074					12,906					13,130					13,784					11,935					$ 13,424						$ 13,961						14,036					15,237					12,029					14,358					15,497					17,660					18,529					19,964					19,963					21,513					20,405					17,102					16,044						17,610			18,972			20,267		19,566		21,799		23,735		24,360		25,910		25,870		25,406		28,320		30,379		31,327		30,208	34,365
Guinness Atkinson Real Assets Income ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value	10,000				10,224		10,299		9,643				10,567		11,048			10,969
Guinness Atkinson Smart Transportation & Technology ETF | MSCI World Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Index (Net Return)
Accumulated Value		$ 10,000				$ 10,049		$ 10,350		$ 10,287				$ 9,418		$ 8,171			$ 9,064			$ 9,502	$ 9,753	$ 10,220			$ 10,902	$ 10,526	$ 10,203			$ 11,508	$ 11,996	$ 11,877			$ 12,181	$ 12,586	$ 13,172			$ 13,362	$ 13,561	$ 13,804			$ 14,147	$ 13,560	$ 14,328			$ 14,014	$ 14,613	$ 13,840			$ 13,490	$ 13,860	$ 12,709			$ 12,718	$ 11,617	$ 12,539				$ 12,015	$ 10,898	$ 11,680				$ 12,493	$ 11,962	$ 12,808			$ 12,501	$ 12,887	$ 13,113			$ 12,982	$ 13,767	$ 14,229			$ 13,890	$ 13,290	$ 12,905			$ 14,115	$ 14,807	$ 14,985			$ 15,621	$ 16,122	$ 15,524			$ 16,217	$ 16,547	$ 16,838			$ 17,283	$ 17,600	$ 17,251			$ 18,042	$ 17,572	$ 18,192			$ 18,061	$ 17,257	$ 17,411			$ 18,441	$ 19,237	$ 19,485			$ 19,993	$ 20,636	$ 21,049			$ 21,108	$ 21,279	$ 21,755			$ 21,914	$ 20,518	$ 23,509	$ 22,486			$ 23,340
Guinness Atkinson Asia Focus Fund | MSCI AC Far East ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI AC Far East ex Japan Index (Net Return)
Accumulated Value				10,000								11,062									10,383					11,730					12,781					13,686					14,761					14,984					14,106					13,895					12,526						14,023						13,910					13,294					14,962					12,428					14,460					15,940					18,859					19,314					19,932					17,516					17,271					15,717					14,430					11,949						13,546			14,415			13,900		13,264		13,952		14,161		15,065		16,778		15,685		16,176		18,333		21,180		22,067		22,594	29,529
Guinness Atkinson Global Energy Fund | MSCI World Energy Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Energy Index (Net Return)
Accumulated Value				$ 10,000								$ 10,141									$ 10,889					$ 10,350					$ 9,837					$ 10,717					$ 11,430					$ 10,812					$ 12,186					$ 12,282					$ 9,620						$ 11,009						$ 10,838					$ 10,211					$ 10,721					$ 5,919					$ 6,899					$ 5,798					$ 7,348					$ 8,949					$ 9,726					$ 9,854					$ 10,294					$ 13,449					$ 12,760					$ 12,577						$ 15,031			$ 14,517			$ 14,443		$ 16,068		$ 15,412		$ 16,915		$ 16,690		$ 16,287		$ 15,828		$ 17,424		$ 16,549		$ 17,581		$ 17,936		$ 24,547	$ 21,257
Guinness Atkinson Asia Pacific Dividend Builder ETF | MSCI AC Pacific ex Japan Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI AC Pacific ex Japan Index (Net Return)
Accumulated Value			$ 10,000								$ 9,533									$ 10,720					$ 11,419					$ 12,130					$ 13,052					$ 13,049					$ 12,550					$ 12,378					$ 11,159					$ 12,484					$ 12,574						$ 12,091						$ 13,424					$ 10,773					$ 12,739					$ 13,886					$ 16,517					$ 16,926					$ 17,555					$ 15,684					$ 15,551					$ 14,586					$ 13,108					$ 11,098					$ 12,635						$ 13,360			$ 12,975			$ 12,408		$ 13,290		$ 13,466		$ 14,196		$ 15,812		$ 14,637		$ 14,933		$ 16,965		$ 19,230		$ 19,874		$ 20,373		$ 25,833
Guinness Atkinson Real Assets Income ETF | MSCI World Core Infrastructure Index (Net Return)
Account Value [Line Items]
Line Graph and Table Measure Name																	MSCI World Core Infrastructure Index (Net Return)
Accumulated Value	$ 10,000				$ 10,375		$ 11,279		$ 10,782				$ 11,271		$ 10,986			$ 10,899